PROJECT ASSETS AND DEFERRED PROJECT COSTS (Schedule of Project Assets and Deferred Project Costs) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PROJECT ASSETS AND DEFERRED PROJECT COSTS [Abstract]
Project assets - Module cost	$ 1,923,114	$ 10,919,092
Project assets - Development	13,495,278	10,096,329
Project assets - Others	4,795,230	16,024,537
Total project assets	20,213,622	37,039,958
Current portion	$ 20,213,622	$ 37,039,958
Noncurrent portion
Total deferred project costs	$ 20,874,446
Current portion
Noncurrent portion	$ 20,874,446
Total project assets and deferred project costs	$ 41,088,068	$ 37,039,958